Condensed consolidated interim cash flow statement - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (26,703)	SFr (37,167)
Adjustments for:
Depreciation and amortization	985	1,105
Share-based compensation	1,843	2,370
Social security and tax paid on behalf of employees on shares vested under the PSU and RSU program	(389)	(316)
Other equity-settled transactions	81	0
Change in employee benefits	465	(891)
Income tax	0	(2)
Financial income	(351)	(922)
Financial expenses	21	4,633
Changes in working capital:
Change in other current assets	(237)	64
Change in trade and other receivables	487	(1,284)
Change in trade and other payables	(10)	271
Change in accrued expenses	(1,210)	1,996
Exchange gain/(loss) on working capital positions	4	(21)
Interest paid on lease liabilities	(13)	(9)
Other financial expense	(9)	(7)
Net cash used in operating activities	(25,036)	(30,180)
Proceeds from investments in short term time deposits	18,257	89,095
Investments in short term time deposits	(8,037)	(39,526)
Acquisition of property, plant and equipment	(20)	(544)
Interest received	275	908
Net cash from investing activities	10,475	49,933
Proceeds from issuance of shares under LTI plans	0	1
Proceeds from vesting under the LTI plans	99	61
Payment of lease liabilities	(601)	(607)
Net cash used in financing activities	(502)	(545)
Exchange gain (loss) on cash positions	340	(1,107)
Net increase (decrease) in cash and cash equivalents	(14,723)	18,102
Cash and cash equivalents at January 1	82,653	63,874
Cash and cash equivalents at June 30,	SFr 67,930	SFr 81,975